Going Concern and Management's Liquidity Plans	3 Months Ended	9 Months Ended
	Dec. 31, 2017	Sep. 30, 2018
Going Concern and Management's Liquidity Plans [Abstract]
GOING CONCERN AND MANAGEMENT’S LIQUIDITY PLANS

NOTE 4 – GOING CONCERN AND MANAGEMENT’S LIQUIDITY PLANS

As of December 31, 2017, the Company had cash of $110 and a negative working capital of $1,309. From October 5, 2017 (date of inception) through December 31, 2017, the Company has not yet generated any revenues, and has incurred net losses of $2,809. These conditions raise substantial doubt about the Company’s ability to continue as a going concern.

From October 5, 2017 (date of inception) through December 31, 2017, the Company did not raise any funds from third-party investors, and has been fully funded from related party loans. The Company is aware that its current cash on hand will no longer be able to fund its projected operating requirements and is pursuing alternative opportunities to funding.

The Company’s primary source of operating funds since inception has been advances by related parties. The Company intends to raise additional capital through private placements of debt and equity securities, but there can be no assurance that these funds will be available on terms acceptable to the Company or will be sufficient to enable the Company to fully complete its development activities or sustain operations. If the Company is unable to raise sufficient additional funds, it will have to develop and implement a plan to further extend payables, reduce overhead, or scale back its current business plan until sufficient additional capital is raised to support further operations. There can be no assurance that such a plan will be successful.

The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”), which contemplate continuation of the Company as a going concern and the realization of assets and satisfaction of liabilities in the normal course of business. The carrying amounts of assets and liabilities presented in the financial statements do not necessarily purport to represent realizable or settlement values. The financial statements do not include any adjustment that might result from the outcome of this uncertainty.

NOTE 4 – GOING CONCERN AND MANAGEMENT’S LIQUIDITY PLANS

As of September 30, 2018, the Company had cash of $2,831 and a negative working capital of $49,778. From October 5, 2017 (date of inception) through September 30, 2018, the Company has not yet generated any revenues, and has incurred cumulative net losses of $134,882. These conditions raise substantial doubt about the Company’s ability to continue as a going concern.

From October 5, 2017 (date of inception) through September 30, 2018, the Company has not raised any cash proceeds from the issuance of debt or common stock. The Company is aware that its current cash on hand will not be sufficient to fund its projected operating requirements through the month of September 2019 and is pursuing alternative opportunities to funding.

The Company intends to raise additional capital through private placements of debt and equity securities, but there can be no assurance that these funds will be available on terms acceptable to the Company, or will be sufficient to enable the Company to fully complete its development activities or sustain operations. If the Company is unable to raise sufficient additional funds, it will have to develop and implement a plan to further extend payables, reduce overhead, or scale back its current business plan until sufficient additional capital is raised to support further operations. There can be no assurance that such a plan will be successful.

Accordingly, the accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”), which contemplate continuation of the Company as a going concern and the realization of assets and satisfaction of liabilities in the normal course of business. The carrying amounts of assets and liabilities presented in the financial statements do not necessarily purport to represent realizable or settlement values. The financial statements do not include any adjustment that might result from the outcome of this uncertainty.